Note 18 - Other Supplemental Information (Details) - Summary of Other Supplemental Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash payments made during the period
Income taxes, net of refunds	$ 35,679	$ 34,904	$ 29,637
Interest	8,057	9,002	10,141
Non-cash financing activities
Increases in capital lease obligations	1,021	2,581	1,065
Dividends declared but not paid	1,540	3,581	3,580
Other expenses
Rent expense	$ 52,561	$ 53,873	$ 50,513